Debt	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Debt
2.	Debt

As at June 30, 2016, Ardmore had five loan facilities. ASC’s applicable ship-owning subsidiaries have granted first priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the loan facilities. ASC and its subsidiary ASLLC have provided guarantees in respect of the loan facilities. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at June 30, 2016 and December 31, 2015 are as follows:

	As at
	Jun 30, 2016	Dec 31, 2015
Facility I ("First ABN AMRO Facility")	4,000,000	5,000,000
Facility II ("Second ABN AMRO Facility")	-	50,270,000
Facility III ("DVB Facility")	-	80,462,000
Facility IV ("Joint Bank Facility")	-	212,282,628
Facility V ("NIBC Bank Facility")	11,015,000	11,725,000
Facility VI ("CACIB Bank Facility")	38,300,000	36,725,000
Facility VII (“ABN/DVB Joint Bank Facility”)	186,987,050	-
Facility VIII (“Nordea/SEB Joint Bank Facility”)	147,896,134	-
Total debt	388,198,184	396,464,628
Deferred Finance Fees	(11,113,938)	(8,222,224)
Net Total Debt	377,084,246	388,242,404
Current portion of long-term debt	37,687,264	29,137,825
Current portion of deferred finance fees	(2,587,607)	(2,123,325)
Total current portion of long-term debt	35,099,657	27,014,500
Non-current portion of long-term debt	341,984,589	361,227,904

Future minimum repayments under the Company’s loan existing facilities for each year indicated below are as follows:

As at
Jun 30, 2016
2016	18,843,632
2017	37,687,264
2018	35,187,264
2019	33,687,264
2020	33,687,264
2021	36,892,264
2022	192,213,232
388,198,184

First ABN AMRO Bank Facility

On March 16, 2011, three of ASC’s subsidiaries entered into a $40.5 million long-term loan facility agreement with ABN for vessel acquisitions. A total of $32 million was drawn down on this facility and the remaining $8.5 million is no longer available for borrowing. The loan bears interest at LIBOR plus 3.25%. On March 28, 2013, two of the subsidiaries party to this loan entered into a capital lease arrangement (see Note 4). As part of this arrangement the senior debt outstanding on the two vessels of $17.9 million was repaid in full on April 2, 2013. As such, one ASC subsidiary remains as a borrower under this facility. Principal repayments on loans are made on a quarterly basis. The loan fully matures in 2018.

Second ABN AMRO Bank Facility

On August 24, 2011, two of ASC’s subsidiaries entered into a long-term $48.9 million loan facility agreement with ABN to finance two vessels under construction. This loan was drawn down fully. Interest on the loan was calculated at LIBOR plus 3.20%. On April 29, 2015, the two applicable subsidiaries entered into a $10.0 million term loan facility for an additional tranche for the two vessels in operation. The full amount of the additional tranche was drawn down in May 2015 and bore interest commencing at LIBOR plus 4.50%. This loan facility was repaid in full in January 2016.

DVB Bank Facility

On September 28, 2012, five of ASC’s subsidiaries entered into a $81.85 million long-term loan facility agreement with DVB both to refinance existing financed vessels and to finance two vessels under construction. The first tranche was drawn down in October 2012 and bore interest at LIBOR plus 3.75%. The second and third tranches were drawn down in January 2014 and February 2014, and bore interest at LIBOR plus 2.45%. On April 29, 2015, the five subsidiaries entered into a $15.0 million term loan facility for an additional tranche for the five vessels in operation. The full amount of the loan was drawn down in May, 2015 and bores interest at LIBOR plus 4.50%. This loan facility was repaid in full in January 2016.

Joint Bank Facility

On March 19, 2014, eight of ASC’s subsidiaries entered into a $172.0 million long-term loan facility with ABN, Nordea and SEB to finance eight vessels under construction. On July 24, 2014, the Company increased the aggregate principal amount available under this facility by up to $53.3 million to $225.3 million, in order to finance three secondhand vessels which the Company acquired in 2014. The first and second tranches of the increased facility were drawn down in August 2014. The third tranche was drawn down in June 2014. Interest was calculated on each of these tranches at LIBOR plus 2.95%. There were eight further tranches drawn down under the loan facility between February and November 2015. Interest was calculated on each of those tranches at LIBOR plus 3.15%. This loan facility was repaid in full in January 2016.

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to Ardmore in 2014. The facility was drawn down in September 2014 and bears interest at a rate of LIBOR plus 2.90%. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The loan facility matures in 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with CACIB to finance two vessels under construction. On March 10, 2016, this facility was refinanced, the lenders provided an additional $25 million commitment for additional financing and an additional tranche of $2.3 million was drawn down. The $25 million of additional financing was drawn and repaid in full during the three month period ended June 30, 2016. The full facility matures in 2022. Interest is calculated on each tranche at a rate of LIBOR plus 2.50%. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

ABN/DVB Joint Bank Facility

On January 13, 2016, 11 of ASC’s subsidiaries entered into a $213 million long-term loan facility (including an incremental commitment of $20 million to fund future acquisitions) with ABN and DVB to refinance existing facilities. The loan, other than the $20 million commitment, was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.55%. The loan matures in 2022. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

Nordea/SEB Joint Bank Facility

On January 13, 2016, seven of ASC’s subsidiaries entered into a $151 million long-term loan facility with Nordea and SEB to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.50%. The loan matures in 2022. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

Long-term debt financial covenants

Ardmore’s long-term debt facilities described above include certain covenants. The financial covenants require that ASC:
•	maintain minimum solvency of not less than 30%;
•	maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt. The required minimum cash balance as of June 30, 2016 was $19.5 million;
•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is no less than 130% of the debt outstanding for the facility;
•	maintain a corporate net worth of not less than $150 million;
•	maintain positive working capital, excluding balloon maturities; and
•	maintain at all times a ratio of EBITDA plus a portion of cash in excess of Ardmore’s minimum liquidity to total interest expense of at least 2.25:1.

The Company was in full compliance with all of its loan covenants as of June 30, 2016.